16. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Commitments And Contingencies Details Narrative
Lease expense	$ 282,513	$ 300,141